Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 1,246,952	$ 1,294,462	$ 1,328,917
Assumed premiums and contract charges	5,118	4,768	4,749
Ceded premiums and contract charges	(900,842)	(949,894)	(971,047)
Net amount	$ 351,228	$ 349,336	$ 362,619